COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 25, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Operating lease expenses	$ 637	$ 551	$ 383
Minimum future rental commitments
2014	856
2015	945
2016	569
2017	531
2018	269
Total future rental commitments	3,170
Access right to the Technology		600
Technology, useful life		3 years
Technology, long-term prepaid expenses		400
Potential additional fees to be paid upon achievement of milestone events	3,250
Agreement, other accounts receivables and prepaid expenses		100		150
Agreement, research and development expense	294	109
Participation rights, cost of revenue	616
Advisor, marketing and business development expenses	267	0
Bonus granted, not yet paid	175
Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	3.00%
Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	5.00%
OCS [Member]
Government and Other Grants [Line Items]
Maximum royalty repaid as percentage of grant received	100.00%
Royalty expense	120
Contingent royalty obligations	8,765
OCS [Member] | Minimum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	3.00%
OCS [Member] | Maximum [Member]
Government and Other Grants [Line Items]
Royalty percentage based on future revenues	5.00%
BIRD [Member]
Government and Other Grants [Line Items]
Grants received	500
Office leases [Member] | Israel [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor	154
Office leases [Member] | Unites States [Member]
Guarantor Obligations [Line Items]
Bank guarantees in favor of lessor	$ 40